Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments due in:
2013	$ 173
2014	178
2015	183
2016	188
2017	16
Operating Leases, Future Minimum Payments Due	$ 738